Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intangibles [Abstract]
Schedule of intangible assets
	Useful Life
License agreements, net at December 31, 2017	12-13 Years	$216,372
Less: amortization		(9,903)
License agreements, net at June 30, 2018		$206,469

	Useful Life
License agreement, October 27, 2016	12-13 years	$182,159
Less: amortization		(1,269)
Net Intangibles, December 31, 2016		180,890
License agreement amendment		53,115
Less: amortization		(17,633)
Net Intangibles, December 31, 2017		$216,372